SCHEDULE 1 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income	$ (28,435)	$ (30,361)	$ 124
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	(5,074)	(3,797)	4,983
Total comprehensive income (loss)	(33,510)	(34,160)	5,105
Parent Company [Member]
Net (loss) income	(28,435)	(30,361)	124
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	(5,074)	(3,797)	4,983
Total comprehensive income (loss)	$ (33,509)	$ (34,158)	$ 5,107